Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 115,942	$ 77,739	$ 108,159
Other comprehensive income (loss), net of taxes
Net change in unrealised gains and losses on translation of net investment in foreign operations	(6,507)	(3,139)	(2,874)
Accretion of net unrealised (gains) losses on held-to-maturity investments transferred from available-for-sale investments	(71)	365	0
Net change in unrealised gains and losses on available-for-sale investments	(21,181)	(11,793)	40,085
Employee benefit plans adjustments	(26,424)	1,590	(47,143)
Other comprehensive income (loss), net of taxes	(54,183)	(12,977)	(9,932)
Total comprehensive income	$ 61,759	$ 64,762	$ 98,227